BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS, Business Acquisitions and Dispositions (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisitions and Dispositions [Abstract]
Investments in business, net of cash acquired	$ 0	$ 310	$ 176
Proceeds from sale of business in cash	6	1,032	52
Pre-tax gain on sale of Taylor	$ 0	$ 799	$ 0